Schedule I Condensed Non-Consolidated Financial Information of Registrant - Basis of presentation (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Condensed Financial Statements, Captions [Line Items]
Amount of Restricted Net Assets for Consolidated and Unconsolidated Subsidiaries	$ 266,400
Restricted Investments, Percent of Net Assets	55.00%
Teekay Parent
Condensed Financial Statements, Captions [Line Items]
Dividend income	$ 62,100	$ 32,751	$ 58,000
Impairments of investments	$ 103,420	$ 651,473	$ 338,749